Property, Plant and Equipment - Components of Property, Plant and Equipment (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Movement in Property, Plant and Equipment [Roll Forward]
Cost, Beginning balance	$ 1,646,300,000	$ 1,542,000,000
Additions	217,800,000	113,200,000
Transfers		0
Disposals	(34,900,000)	(57,400,000)
Other		(6,100,000)
Exchange differences	800,000	(3,700,000)
Adjustment		58,300,000
Cost, Ending balance	1,830,000,000	1,646,300,000	$ 1,542,000,000
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance	(767,300,000)	(675,000,000)
Charge for the year	(88,900,000)	(80,300,000)	(76,300,000)
Disposals	18,500,000	42,400,000
Other		1,600,000
Exchange differences	(200,000)	2,300,000
Adjustment		(58,300,000)
Accumulated depreciation, Ending balance	(837,900,000)	(767,300,000)	(675,000,000)
Net book amount	992,100,000	879,000,000
Land [Member]
Movement in Property, Plant and Equipment [Roll Forward]
Cost, Beginning balance	69,500,000	70,100,000
Additions	0	1,300,000
Transfers		1,900,000
Disposals	(1,400,000)	0
Other		0
Exchange differences	100,000	(400,000)
Adjustment		(3,400,000)
Cost, Ending balance	68,200,000	69,500,000	70,100,000
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance	0	0
Charge for the year	0	0
Disposals	0	0
Other		0
Exchange differences	0	0
Adjustment		0
Accumulated depreciation, Ending balance	0	0	0
Net book amount	68,200,000	69,500,000
Buildings [Member]
Movement in Property, Plant and Equipment [Roll Forward]
Cost, Beginning balance	344,500,000	266,000,000
Additions	7,900,000	2,300,000
Transfers		23,100,000
Disposals	(5,600,000)	(1,400,000)
Other		(12,500,000)
Exchange differences	0	(800,000)
Adjustment		67,800,000
Cost, Ending balance	346,800,000	344,500,000	266,000,000
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance	(128,000,000)	(98,200,000)
Charge for the year	(11,300,000)	(10,200,000)
Disposals	1,900,000	1,300,000
Other		1,600,000
Exchange differences	0	300,000
Adjustment		(22,800,000)
Accumulated depreciation, Ending balance	(137,400,000)	(128,000,000)	(98,200,000)
Net book amount	209,400,000	216,500,000
Machinery and Equipment [Member]
Movement in Property, Plant and Equipment [Roll Forward]
Cost, Beginning balance	1,175,700,000	1,062,400,000
Additions	83,800,000	27,800,000
Transfers		112,300,000
Disposals	(24,300,000)	(55,500,000)
Other		0
Exchange differences	900,000	(2,400,000)
Adjustment		31,100,000
Cost, Ending balance	1,236,100,000	1,175,700,000	1,062,400,000
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance	(639,300,000)	(576,800,000)
Charge for the year	(77,600,000)	(70,100,000)
Disposals	16,600,000	41,100,000
Other		0
Exchange differences	(200,000)	2,000,000
Adjustment		(35,500,000)
Accumulated depreciation, Ending balance	(700,500,000)	(639,300,000)	(576,800,000)
Net book amount	535,600,000	536,400,000
Construction in Progress [Member]
Movement in Property, Plant and Equipment [Roll Forward]
Cost, Beginning balance	56,600,000	143,500,000
Additions	126,100,000	81,800,000
Transfers		(137,300,000)
Disposals	(3,600,000)	(500,000)
Other		6,400,000
Exchange differences	(200,000)	(100,000)
Adjustment		(37,200,000)
Cost, Ending balance	178,900,000	56,600,000	143,500,000
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance	0	0
Charge for the year	0	0
Disposals	0	0
Other		0
Exchange differences	0	0
Adjustment		0
Accumulated depreciation, Ending balance	0	0	$ 0
Net book amount	$ 178,900,000	$ 56,600,000